UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Mortgage Securities Fund

The fund's portfolio
6/30/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (155.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (58.5%)

Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 2.75%, 7/20/26			$11,034	$11,199

Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30			45,184	51,622
6.00%, 1/15/29			2	2
5.50%, 8/15/35			264	286
5.00%, TBA, 7/1/48			56,500,000	59,302,931
4.70%, with due dates from 5/20/67 to 8/20/67			625,074	669,615
4.668%, 9/20/65			151,335	160,247
4.629%, 6/20/67			709,207	756,192
4.501%, 3/20/67			566,016	597,854
4.50%, TBA, 7/1/48			85,000,000	88,340,237
4.50%, with due dates from 2/20/34 to 5/20/48			32,724,181	34,328,212
4.319%, 5/20/67			205,996	216,296
4.00%, TBA, 7/1/48			70,000,000	71,728,125
4.00%, with due dates from 9/15/39 to 5/20/46			91,079,895	93,802,994
3.50%, TBA, 8/1/48			51,000,000	51,115,546
3.50%, TBA, 7/1/48			61,000,000	61,209,688
3.50%, with due dates from 10/15/42 to 5/20/46			66,974,164	67,605,501
3.00%, TBA, 7/1/48			88,000,000	86,075,000
3.00%, with due dates from 3/20/43 to 10/20/44			2,434,406	2,388,510

				618,360,057
U.S. Government Agency Mortgage Obligations (96.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29			223,363	250,390
6.00%, 9/1/21			1,595	1,651
5.50%, with due dates from 7/1/19 to 8/1/19			16,717	16,899
4.50%, with due dates from 1/1/37 to 3/1/45			2,389,542	2,505,314
4.00%, 9/1/45			2,801,823	2,869,133
3.00%, 12/1/46			1,660,480	1,609,628
3.00%, 4/1/30(i)			83,173	83,173

Federal National Mortgage Association Pass-Through Certificates
6.28%, 11/1/42(i)			147,057	154,350
6.03%, 2/1/43(i)			151,791	157,715
6.00%, TBA, 7/1/48			7,000,000	7,638,750
6.00%, with due dates from 4/1/21 to 5/1/41			4,705,390	5,197,026
5.50%, TBA, 7/1/48			49,000,000	52,514,221
5.50%, with due dates from 11/1/18 to 1/1/38			3,487,196	3,792,101
5.00%, 3/1/21			2,828	2,890
4.50%, TBA, 7/1/48			15,000,000	15,618,750
4.50%, TBA, 8/1/47			9,000,000	9,355,781
4.50%, with due dates from 3/1/39 to 10/1/46			4,671,476	4,890,673
4.00%, TBA, 7/1/48			18,000,000	18,351,562
4.00%, with due dates from 5/1/19 to 9/1/46			19,809,778	20,315,199
3.82%, 10/1/31(i)			200,681	201,709
3.50%, 7/1/56(i)			246,140	244,103
3.50%, TBA, 8/1/48			175,000,000	173,947,270
3.50%, TBA, 7/1/48			179,000,000	178,132,960
3.50%, with due dates from 10/1/42 to 1/1/57			48,163,468	48,127,962
3.00%, TBA, 8/1/48			212,000,000	205,126,557
3.00%, TBA, 7/1/48			212,000,000	205,341,886
3.00%, with due dates from 5/1/45 to 10/1/46			4,392,727	4,270,128
3.00%, 11/1/31(i)			370,385	369,881
2.50%, TBA, 7/1/48			6,000,000	5,624,531
2.50%, 3/1/43			60,023,325	56,637,637
2.45%, 11/1/22(i)			352,671	344,842

				1,023,694,672

Total U.S. government and agency mortgage obligations (cost $1,649,029,367)				$1,642,054,729

MORTGAGE-BACKED SECURITIES (61.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (40.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.451%, 4/15/37			$365,915	$495,297
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 16.818%, 5/15/35			1,318,846	1,719,021
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.195%, 11/15/35			752,261	966,392
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.433%, 12/15/36			262,288	329,044
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.64%, 3/15/35			3,833,694	4,650,643
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.647%, 6/15/34			1,398,952	1,538,278
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.841%, 10/25/24			1,155,681	1,283,717
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			5,787,328	1,323,359
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			3,117,277	591,719
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			4,256,653	575,857
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.177%, 11/15/42			6,924,417	701,248
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.077%, 2/15/45			13,653,653	2,091,139
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			16,138,387	3,583,481
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			11,584,170	2,112,119
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			8,997,058	1,952,514
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			7,460,067	1,468,141
Ser. 4425, IO, 4.00%, 1/15/45			9,533,310	2,026,972
Ser. 4425, Class EI, IO, 4.00%, 1/15/45			12,429,550	2,645,630
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			8,170,419	2,202,672
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			17,157,142	2,412,123
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			7,865,693	1,270,781
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			7,455,335	516,903
Ser. 4015, Class GI, IO, 4.00%, 3/15/27			4,116,747	453,465
FRB Ser. 57, Class 2A1, 3.754%, 7/25/43(WAC)			18,788	19,771
FRB Ser. 59, Class 2A1, (US 1 Yr T-Bill + 0.00%), 3.648%, 10/25/43			11,015	10,859
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			26,527,427	4,101,405
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			5,620,388	976,261
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			10,330,012	1,377,390
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			6,992,893	494,712
Ser. 304, Class C37, IO, 3.50%, 12/15/27			2,271,061	195,908
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			10,588,532	1,330,184
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			9,422,091	1,049,904
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			16,697,397	1,637,848
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			19,032,755	1,871,491
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			12,047,924	1,181,299
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			7,633,272	675,545
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			10,469,759	925,596
FRB Ser. 8, Class A9, IO, 0.434%, 11/15/28(WAC)			1,229,347	16,904
FRB Ser. 59, Class 1AX, IO, 0.276%, 10/25/43(WAC)			3,470,880	34,167
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)			5,504,188	39,564
Ser. 315, PO, zero %, 9/15/43			17,552,915	13,835,485
Ser. 3835, Class FO, PO, zero %, 4/15/41			3,633,567	3,000,627
Ser. 3369, Class BO, PO, zero %, 9/15/37			5,741	4,654
Ser. 3391, PO, zero %, 4/15/37			66,271	54,614
Ser. 3300, PO, zero %, 2/15/37			79,612	66,926
Ser. 3314, PO, zero %, 11/15/36			9,126	8,879
Ser. 3206, Class EO, PO, zero %, 8/15/36			3,803	3,248
Ser. 3175, Class MO, PO, zero %, 6/15/36			47,814	38,909
Ser. 3210, PO, zero %, 5/15/36			11,914	10,758
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			34,620	25,341
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36			21,071	15,679

Federal Home Loan Mortgage Corporation Structures Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 5.891%, 3/25/25			900,000	963,990

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.353%, 7/25/36			433,222	685,439
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 17.044%, 5/25/35			1,032,597	1,231,851
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.899%, 3/25/36			557,706	798,127
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.533%, 6/25/37			683,653	889,732
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 15.781%, 11/25/35			524,482	640,586
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 15.616%, 2/25/38			2,620,987	3,238,860
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.977%, 8/25/35			333,542	390,823
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.64%, 12/25/35			908,121	1,195,062
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.957%, 11/25/34			219,975	247,702
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.718%, 5/25/40			1,547,879	1,677,667
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.991%, 11/25/24			1,524,427	1,744,819
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37			13,108,833	3,152,963
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45			11,839,305	2,677,222
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40			24,727,969	4,890,203
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38			17,519,933	2,987,634
FRB Ser. 03-W11, Class A1, 5.178%, 6/25/33(WAC)			803	837
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47			13,975,572	2,836,063
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42			12,572,061	2,516,959
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.991%, 7/25/24			1,795,031	1,912,408
FRB Ser. 04-W7, Class A2, 4.584%, 3/25/34(WAC)			6,894	7,631
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.509%, 10/25/41			1,779,437	272,272
FRB Ser. 03-W14, Class 2A, 4.243%, 1/25/43(WAC)			18,600	19,534
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.21%, 7/25/48(FWC)			10,867,390	1,514,642
IFB Ser. 18-36, Class SD, IO, 4.159%, 6/25/48			34,738,906	4,919,470
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 11/25/46			37,292,755	5,226,207
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 11/25/46			55,692,236	7,253,249
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.009%, 8/25/46			25,269,532	3,290,833
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			7,392,148	1,376,109
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			5,202,021	683,842
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			9,891,925	1,138,785
FRB Ser. 03-W3, Class 1A4, 3.811%, 8/25/42(WAC)			33,560	34,910
FRB Ser. 04-W2, Class 4A, 3.664%, 2/25/44(WAC)			11,457	11,763
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			29,680,370	4,700,183
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			11,371,243	1,952,010
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			3,589,039	461,945
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			10,098,201	1,946,276
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			14,025,083	2,427,310
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			7,584,232	883,995
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			14,109,253	1,490,290
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			7,384,286	812,707
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			6,447,133	429,663
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			5,196,373	400,381
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			11,499,929	932,989
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			9,134,549	951,701
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			7,679,000	438,625
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			10,204,116	608,880
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			7,731,600	457,626
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			9,598,152	983,043
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.341%, 8/27/36			25,120,382	24,274,673
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41(WAC)			4,362,806	51,808
Ser. 98-W2, Class X, IO, 0.386%, 6/25/28(WAC)			8,043,685	392,130
Ser. 01-79, Class BI, IO, 0.287%, 3/25/45(WAC)			2,280,305	19,330
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)			2,346,800	114,407
Ser. 03-34, Class P1, PO, zero %, 4/25/43			79,278	65,800
Ser. 08-53, Class DO, PO, zero %, 7/25/38			268,170	235,623
Ser. 07-64, Class LO, PO, zero %, 7/25/37			36,754	32,655
Ser. 07-44, Class CO, PO, zero %, 5/25/37			147,289	118,484
Ser. 07-14, Class KO, PO, zero %, 3/25/37			8,805	7,104
Ser. 06-125, Class OX, PO, zero %, 1/25/37			2,053	1,671
Ser. 06-84, Class OT, PO, zero %, 9/25/36			2,463	2,011
Ser. 06-46, Class OC, PO, zero %, 6/25/36			3,813	3,066
Ser. 08-36, Class OV, PO, zero %, 1/25/36			47,810	40,509

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			8,723,289	2,049,973
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44			8,571,039	1,871,381
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44			11,670,978	2,686,192
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			7,515,867	1,693,701
Ser. 14-76, IO, 5.00%, 5/20/44			6,919,907	1,595,784
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			8,837,326	1,667,891
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			3,923,623	857,614
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			19,781,787	4,527,458
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			375,784	33,110
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			3,390,418	777,072
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			16,256,039	3,544,808
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			9,662,505	2,199,766
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.62%, 11/16/36			3,898,838	222,663
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.616%, 12/20/43			9,366,123	1,607,227
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.516%, 4/20/38			11,066,459	2,033,462
Ser. 18-1, IO, 4.50%, 1/20/48			14,562,289	3,282,631
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			12,337,824	2,587,764
Ser. 12-129, IO, 4.50%, 11/16/42			6,309,559	1,465,963
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			3,656,893	730,713
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			3,856,892	548,412
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			11,477,444	2,437,809
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			16,014,540	3,500,618
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,523,345	976,952
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			2,652,756	537,544
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			9,989,118	2,159,182
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.154%, 6/20/48			14,997,000	2,118,326
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.066%, 2/20/40			1,548,584	233,077
Ser. 16-69, IO, 4.00%, 5/20/46			4,853,539	873,249
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			10,392,843	1,946,036
Ser. 15-94, IO, 4.00%, 7/20/45			21,491,144	4,816,337
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			8,271,627	1,833,911
Ser. 15-40, IO, 4.00%, 3/20/45			7,194,402	1,491,788
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			1,859,853	349,820
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			16,462,993	2,306,795
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43			10,348,107	2,137,919
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			4,062,236	759,069
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			10,091,388	1,990,442
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			4,659,656	901,451
Ser. 14-104, IO, 4.00%, 3/20/42			11,384,902	1,895,586
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			4,935,943	499,203
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			2,213,990	243,891
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			5,322,160	422,405
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			13,239,831	1,720,742
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.516%, 8/20/44			8,825,063	1,169,321
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			18,050,691	2,319,965
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			22,214,298	2,570,616
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46			11,265,883	2,015,128
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45			18,331,308	2,878,826
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			3,571,334	688,178
Ser. 17-164, Class IG, IO, 3.50%, 4/20/44			25,015,483	3,001,858
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			12,590,858	1,943,777
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			12,136,869	2,059,082
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			5,531,149	932,275
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			4,947,723	820,036
Ser. 12-136, IO, 3.50%, 11/20/42			11,585,416	2,376,964
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			5,815,483	792,477
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			8,929,900	993,353
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			3,054,877	197,223
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			4,762,897	624,840
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			9,667,457	1,273,832
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			4,405,301	415,072
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39			9,484,420	585,758
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			12,409,331	1,112,621
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			13,704,402	1,570,096
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			4,336,609	441,829
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36			8,242,696	748,273
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			14,636,742	1,333,100
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			6,132,628	483,595
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29			6,154,187	563,348
Ser. 16-H24, Class KI, IO, 2.976%, 11/20/66(WAC)			12,882,278	1,771,313
Ser. 17-H14, Class LI, IO, 2.646%, 6/20/67(WAC)			12,736,770	1,608,017
Ser. 16-H13, Class IK, IO, 2.597%, 6/20/66(WAC)			26,270,692	3,415,190
Ser. 15-H22, Class GI, IO, 2.572%, 9/20/65(WAC)			22,426,323	2,834,687
Ser. 17-H03, Class CI, IO, 2.49%, 12/20/66(WAC)			15,378,788	2,076,136
Ser. 16-H04, Class HI, IO, 2.365%, 7/20/65(WAC)			18,271,461	1,785,122
Ser. 17-H25, Class AI, IO, 2.352%, 12/20/67(WAC)			10,272,187	1,348,225
Ser. 16-H27, Class GI, IO, 2.326%, 12/20/66(WAC)			28,982,291	4,103,632
Ser. 17-H04, Class BI, IO, 2.313%, 2/20/67(WAC)			19,506,285	2,828,411
Ser. 16-H07, Class PI, IO, 2.261%, 3/20/66(WAC)			38,265,010	4,830,958
Ser. 16-H17, Class DI, IO, 2.221%, 7/20/66(WAC)			26,828,664	2,994,696
Ser. 16-H14, Class AI, IO, 2.219%, 6/20/66(WAC)			18,917,090	2,132,297
Ser. 17-H25, Class CI, IO, 2.182%, 12/20/67(WAC)			24,267,235	3,731,087
Ser. 17-H14, Class JI, IO, 2.173%, 6/20/67(WAC)			8,711,433	1,328,494
Ser. 17-H08, Class GI, IO, 2.173%, 2/20/67(WAC)			18,238,597	2,690,193
Ser. 17-H20, Class AI, IO, 2.131%, 10/20/67(WAC)			35,605,844	5,068,269
Ser. 18-H02, IO, 2.106%, 1/20/68(WAC)			11,636,588	1,701,967
Ser. 17-H06, Class MI, IO, 2.106%, 2/20/67(WAC)			31,516,475	3,525,717
Ser. 17-H08, Class EI, IO, 2.103%, 2/20/67(WAC)			21,595,849	2,996,424
Ser. 16-H24, IO, 2.101%, 9/20/66(WAC)			20,098,031	2,361,519
Ser. 17-H08, Class NI, IO, 2.098%, 3/20/67(WAC)			18,976,741	2,292,390
Ser. 15-H13, Class AI, IO, 2.091%, 6/20/65(WAC)			24,685,463	2,437,689
Ser. 16-H11, Class HI, IO, 2.086%, 1/20/66(WAC)			60,046,721	5,929,614
Ser. 18-H01, Class XI, IO, 2.079%, 1/20/68(WAC)			19,304,028	3,016,254
Ser. 18-H05, Class ID, IO, 2.057%, 3/20/68(WAC)			10,864,248	1,629,637
Ser. 16-H06, Class HI, IO, 2.056%, 2/20/66			19,079,269	1,667,089
Ser. 16-H01, Class HI, IO, 2.051%, 10/20/65(WAC)			13,444,620	1,139,432
Ser. 15-H24, Class HI, IO, 2.027%, 9/20/65(WAC)			25,556,830	1,827,901
Ser. 17-H03, Class KI, IO, 1.945%, 1/20/67(WAC)			27,579,585	3,592,572
Ser. 15-H23, Class TI, IO, 1.895%, 9/20/65(WAC)			22,999,873	2,336,787
Ser. 15-H10, Class HI, IO, 1.893%, 4/20/65(WAC)			29,798,017	2,708,640
Ser. 17-H23, Class BI, IO, 1.868%, 11/20/67(WAC)			15,089,773	1,635,731
Ser. 16-H18, Class QI, IO, 1.84%, 6/20/66(WAC)			24,955,188	3,186,877
Ser. 15-H23, Class DI, IO, 1.84%, 9/20/65(WAC)			7,207,686	695,477
Ser. 16-H23, Class NI, IO, 1.829%, 10/20/66(WAC)			41,068,618	5,084,295
Ser. 18-H04, Class JI, IO, 1.823%, 3/20/68(WAC)			23,643,068	3,236,736
Ser. 17-H25, IO, 1.816%, 11/20/67(WAC)			15,549,944	2,004,485
FRB Ser. 15-H16, Class XI, IO, 1.762%, 7/20/65(WAC)			14,508,360	1,555,296
Ser. 17-H16, Class HI, IO, 1.748%, 8/20/67(WAC)			13,952,133	1,377,773
Ser. 16-H24, Class JI, IO, 1.722%, 11/20/66(WAC)			6,564,767	828,802
Ser. 17-H09, IO, 1.704%, 4/20/67(WAC)			17,328,254	1,840,850
Ser. 14-H25, Class BI, IO, 1.676%, 12/20/64(WAC)			20,985,328	1,727,281
Ser. 17-H10, Class MI, IO, 1.601%, 4/20/67(WAC)			20,840,941	2,111,187
Ser. 15-H20, Class CI, IO, 1.587%, 8/20/65(WAC)			31,707,936	3,373,851
Ser. 14-H18, Class CI, IO, 1.585%, 9/20/64(WAC)			16,882,935	1,483,233
Ser. 16-H06, Class DI, IO, 1.578%, 7/20/65			24,231,411	1,983,220
Ser. 17-H06, Class EI, 1.571%, 2/20/67(WAC)			16,280,804	1,155,856
Ser. 16-H06, Class AI, IO, 1.55%, 2/20/66			15,209,045	1,415,034
Ser. 16-H03, Class AI, IO, 1.542%, 1/20/66(WAC)			20,828,421	2,004,736
Ser. 15-H25, Class BI, IO, 1.439%, 10/20/65(WAC)			17,147,141	1,699,282
Ser. 16-H08, Class GI, IO, 1.421%, 4/20/66(WAC)			18,383,967	1,098,001
Ser. 16-H10, Class AI, IO, 1.396%, 4/20/66(WAC)			33,272,405	2,513,863
Ser. 16-H04, Class KI, IO, 1.392%, 2/20/66(WAC)			23,040,638	1,785,649
Ser. 15-H22, Class AI, IO, 1.39%, 9/20/65(WAC)			34,561,442	3,463,056
Ser. 15-H04, Class AI, IO, 1.282%, 12/20/64(WAC)			26,576,324	2,258,988
FRB Ser. 11-H07, Class FI, IO, 1.23%, 2/20/61(WAC)			77,894,296	2,601,669
Ser. 12-H11, Class FI, IO, 1.213%, 2/20/62(WAC)			42,520,202	1,654,631
Ser. 14-H21, Class AI, IO, 1.167%, 10/20/64(WAC)			25,948,328	2,237,810
Ser. 11-H16, Class FI, IO, 1.033%, 7/20/61(WAC)			33,026,540	1,269,177
Ser. 10-158, Class OP, PO, zero %, 12/20/40			6,272,719	5,144,470
Ser. 10-151, Class KO, PO, zero %, 6/16/37			842,366	686,006
Ser. 06-36, Class OD, PO, zero %, 7/16/36			10,234	8,308
Ser. 06-64, PO, zero %, 4/16/34			—	—

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)			223,158	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)			631,228	5,523
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)			290,353	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)			475,682	—

				428,464,224
Commercial mortgage-backed securities (3.4%)

GS Mortgage Securities Trust FRB Ser. 14-GC18, Class C, 5.108%, 1/10/47(WAC)			4,371,000	4,282,986

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.717%, 8/15/46(WAC)			5,182,000	4,689,226

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)			4,680,556	4,598,038

Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45(WAC)			3,205,000	2,775,179
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49(WAC)			5,560,130	5,576,977

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class D, 5.729%, 5/10/45(WAC)			1,400,000	1,383,714

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.464%, 10/15/44(WAC)			2,566,833	2,546,653

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.399%, 6/15/44(WAC)			2,798,568	2,588,184
FRB Ser. 12-C9, Class D, 4.94%, 11/15/45(WAC)			5,183,466	4,893,171
FRB Ser. 13-C11, Class D, 4.413%, 3/15/45(WAC)			2,801,000	2,684,036

				36,018,164
Residential mortgage-backed securities (non-agency) (17.6%)

Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)			2,645,532	2,657,623

Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36			8,140,000	7,977,200

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month US LIBOR + 4.30%), 6.391%, 7/25/25 (Bermuda)			1,588,828	1,609,332

Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.331%, 6/25/36			8,710,000	8,143,850

Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 3.817%, 4/25/37(WAC)			7,861,330	7,825,718

Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 2.271%, 6/25/47			8,105,397	7,700,128

Credit Suisse Mortgage Trust 144A FRB Ser. 13-11R, Class 1A2, 5.313%, 6/27/34(WAC)			3,120,000	3,155,246

Federal Home Loan Mortgage Corporation
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.091%, 12/25/28			6,538,000	7,615,655
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 6.841%, 12/25/29			250,000	270,398
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.641%, 10/25/24			2,697,574	2,990,152
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.541%, 10/25/29			2,375,000	2,589,208
Structured Agency Credit Risk Debt Notes FRB Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.241%, 7/25/30			6,525,000	6,108,966
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 4.741%, 12/25/29			4,740,000	4,890,617
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.391%, 9/25/30			5,285,000	5,279,556

Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.757%, 12/25/30			5,350,000	5,218,337

Federal Home Loan Mortgage Corporation Structured Agency Credit risk debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 10.891%, 3/25/28			2,740,146	3,329,278

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.841%, 10/25/28			2,843,393	4,049,509
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.391%, 10/25/28			4,500,000	5,315,431
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.541%, 1/25/29			4,740,000	5,275,630
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.441%, 5/25/29			280,000	310,689
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 4/25/29			5,160,000	5,861,532
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 6.241%, 2/25/30			3,742,000	3,937,250
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/30			3,800,000	3,949,720
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.741%, 9/25/29			200,879	218,920
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.691%, 1/25/30			7,875,000	8,074,843
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.641%, 7/25/30			5,680,000	5,606,785
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.641%, 7/25/29			6,381,000	6,911,715
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.741%, 2/25/30			5,200,000	5,363,453
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.652%, 12/25/30			5,300,000	5,300,000
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.291%, 8/25/30			5,335,000	5,296,154
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.241%, 10/25/30			7,580,000	7,517,920

GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23			4,730,000	4,730,000

JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 2.251%, 11/25/36			3,183,919	3,018,753

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 3.021%, 11/25/34			1,469,389	1,457,948

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47			2,911,148	2,887,495

Vericrest Opportunity Loan Transferor LVI, LLC 144A Ser. 17-NPL3, Class A1, 3.50%, 3/25/47			8,051,672	8,026,510

VOLT LV, LLC 144A Ser. 17-NPL2, Class A1, 3.50%, 3/25/47			4,975,747	4,958,974

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.413%, 12/25/35(WAC)			7,843,067	7,843,307
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 3.011%, 7/25/45			1,232,690	1,211,118

Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.321%, 4/25/37			1,886,171	1,819,662

				186,304,582

Total mortgage-backed securities (cost $652,359,244)				$650,786,970

PURCHASED SWAP OPTIONS OUTSTANDING (2.1%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$374,794,000	$3,819,151

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		168,657,300	1,480,811

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		168,657,300	433,449

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		374,794,000	375

Barclays Bank PLC

2.89/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.89		168,975,500	576,206

2.655/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.655		22,434,000	36,792

(3.255)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.255		22,434,000	29,164

Citibank, N.A.

2.945/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.945		168,476,600	571,136

(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031		13,485,300	555,460

2.826/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.826		84,487,700	218,823

2.884/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.884		89,619,500	212,398

(3.115)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.115		168,476,600	8,424

2.47/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.47		149,917,600	5,997

Credit Suisse International

3.056/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		149,836,500	477,978

2.8475/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.8475		89,619,500	357,582

2.895/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		149,836,500	323,647

(3.056)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.056		149,836,500	217,263

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		149,836,500	206,774

2.85/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.85		84,487,700	196,011

2.80/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.80		119,492,700	99,179

Goldman Sachs International

2.965/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.965		168,975,500	895,570

3.04375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		238,985,400	327,410

3.005/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		238,985,400	270,054

(3.005)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.005		238,985,400	262,884

(3.04375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/3.04375		238,985,400	234,206

2.73375/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		238,985,400	176,849

2.70/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		238,985,400	141,001

(2.70)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.70		238,985,400	133,832

(2.73375)/3 month USD-LIBOR-BBA/Sep-19	Sep-18/2.73375		238,985,400	119,493

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695		31,482,700	43,761

(3.135)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.135		168,975,500	28,726

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175		136,425,000	136

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		374,794,000	3,864,126

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		168,657,300	1,494,304

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		168,657,300	428,390

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68		149,917,600	379,292

(2.895)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.895		179,803,800	248,129

2.865/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.865		56,325,200	171,229

(3.115)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.115		56,325,200	56,325

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		374,794,000	375

Morgan Stanley & Co. International PLC

2.9125/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9125		225,300,600	880,925

2.89/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.89		112,650,300	878,672

(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225		238,985,400	621,362

(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875		119,492,700	304,706

2.745/3 month USD-LIBOR-BBA/Aug-28	Aug-18/2.745		84,238,300	219,020

2.78/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.78		119,492,700	69,306

(2.9525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9525		22,434,000	10,993

Total purchased swap options outstanding (cost $20,642,058)				$22,087,696

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jul-18/$99.20	$205,000,000	$205,000,000	$758,705

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.84	31,000,000	31,000,000	109,988

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	31,000,000	31,000,000	94,457

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	31,000,000	31,000,000	80,848

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.91	32,000,000	32,000,000	2,304

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.75	32,000,000	32,000,000	832

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.59	32,000,000	32,000,000	256

Federal National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Jul-18/101.72	52,000,000	52,000,000	17,992

Total purchased options outstanding (cost $2,007,657)				$1,065,382

ASSET-BACKED SECURITIES (0.9%)(a)
			Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.891%, 11/25/50			$2,576,000	$2,576,000

Station Place Securitization Trust 144A FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.791%, 7/24/19			6,462,000	6,462,000

Total asset-backed securities (cost $9,038,000)				$9,038,000

SHORT-TERM INVESTMENTS (7.7%)(a)
			Principal amount/shares	Value

Interest in $300,000,000 joint tri-party repurchase agreement dated 6/29/18 with HSBC Bank USA, National Association due 7/2/18 - maturity value of $15,469,720 for an effective yield of 2.110% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.875% to 4.750% and due dates ranging from 8/15/18 to 5/15/47, valued at $306,001,251)			$15,467,000	$15,467,000

Putnam Government Money Market Fund 1.50%(AFF)		Shares	10,000	10,000

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(P)		Shares	3,372,000	3,372,000

U.S. Treasury Bills 1.879%, 8/9/18(SEGSF)(SEGCCS)			$21,461,000	21,419,715

U.S. Treasury Bills 1.907%, 8/23/18(SEGSF)(SEGCCS)			13,859,000	13,822,368

U.S. Treasury Bills 1.907%, 9/6/18(SEGSF)(SEGCCS)			12,367,000	12,324,432

U.S. Treasury Bills 1.926%, 9/13/18(SEGSF)(SEGCCS)			7,291,000	7,263,205

U.S. Treasury Bills 1.909%, 8/16/18(SEGSF)(SEGCCS)			2,129,000	2,124,137

U.S. Treasury Bills 1.778%, 7/12/18(SEGSF)			1,740,000	1,739,190

U.S. Treasury Bills 1.797%, 7/5/18(SEGSF)(SEGCCS)			1,455,000	1,454,799

U.S. Treasury Bills 1.838%, 7/19/18(SEGSF)(SEGCCS)			1,136,000	1,135,068

U.S. Treasury Bills 1.922%, 9/20/18(SEGSF)(SEGCCS)			871,000	867,371

Total short-term investments (cost $80,994,404)				$80,999,285

TOTAL INVESTMENTS

Total investments (cost $2,414,070,730)				$2,406,032,062

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/18 (premiums $23,800,724) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$168,657,300	$1,687
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	374,794,000	97,446
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	168,657,300	1,047,362
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	374,794,000	3,916,598

Barclays Bank PLC

2.9425/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9425	8,973,600	6,910
(2.9425)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9425	8,973,600	15,883
(2.98)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.98	84,487,700	616,760
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	134,438,000	643,958

Citibank, N.A.

(2.6325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.6325	149,917,600	14,992
(2.739)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.739	89,619,500	31,367
3.03/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.03	84,238,300	34,538
3.126/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.126	84,487,700	103,920
3.029/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.029	89,619,500	114,713
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09	59,934,600	550,799
(3.03)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.03	84,238,300	757,302
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	134,438,000	899,390

Credit Suisse International

3.3575/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.3575	89,619,500	23,301
3.10/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.10	84,487,700	78,574
(2.915)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.915	26,885,900	115,341
2.973/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973	149,836,500	419,542
(2.973)/3 month USD-LIBOR-BBA/Sep-22	Sep-18/2.973	149,836,500	794,133

Goldman Sachs International

(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	299,835,200	41,977
3.05/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.05	84,487,700	60,831
2.8875/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	238,985,400	339,359
2.85/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	238,985,400	387,156
(2.85)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.85	238,985,400	394,326
(2.8875)/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.8875	238,985,400	494,700
(3.05)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.05	84,487,700	925,140

JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	168,657,300	1,687
3.055/3 month USD-LIBOR-BBA/Sep-20	Sep-18/3.055	179,803,800	77,316
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	374,794,000	93,699
2.975/3 month USD-LIBOR-BBA/Sep-20	Sep-18/2.975	179,803,800	143,843
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	168,657,300	1,065,914
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	299,835,200	1,556,145
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	374,794,000	3,961,573

Morgan Stanley & Co. International PLC

3.0625/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.0625	22,434,000	22
(2.8425)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8425	22,434,000	224
(2.8525)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.8525	26,885,900	47,050
3.1225/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.1225	112,650,300	65,337
3.255/3 month USD-LIBOR-BBA/Aug-28	Aug-18/3.255	84,238,300	90,135
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24	56,325,200	126,168
2.75/3 month USD-LIBOR-BBA/Aug-20	Aug-18/2.75	119,492,700	309,486
3.02/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.02	170,067,500	426,869
2.655/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.655	238,985,400	645,261
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99	56,325,200	677,592
(2.9725)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/2.9725	112,650,300	746,871
(3.02)/3 month USD-LIBOR-BBA/Jul-28	Jul-18/3.02	170,067,500	1,688,770

Total			$24,651,967

WRITTEN OPTIONS OUTSTANDING at 6/30/18 (premiums $2,007,656) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/$99.20	$205,000,000	$205,000,000	$70,110
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.27	31,000,000	31,000,000	62,155
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	31,000,000	31,000,000	52,855
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	31,000,000	31,000,000	44,857
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	31,000,000	31,000,000	34,038
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	31,000,000	31,000,000	28,706
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	31,000,000	31,000,000	24,118
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.55	32,000,000	32,000,000	160
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.19	32,000,000	32,000,000	32
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.03	32,000,000	32,000,000	32
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/97.88	32,000,000	32,000,000	32
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.39	32,000,000	32,000,000	32
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jul-18/98.23	32,000,000	32,000,000	32
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Jul-18/101.72	52,000,000	52,000,000	147,992

Total				$465,151

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.

(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$37,479,500	$(523,558)	$637,901
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	37,479,500	(1,023,556)	116,936
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	22,487,600	(553,661)	(99,170)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	22,487,600	(1,685,329)	(110,864)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	37,479,500	(1,023,556)	(427,266)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	22,487,600	(1,685,329)	(594,122)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	37,479,500	(523,558)	(644,273)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	22,487,600	(553,661)	(667,882)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	22,487,600	1,419,100	1,604,490
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	37,479,500	1,006,540	1,174,608
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	22,487,600	1,419,100	561,740
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	37,479,500	1,006,540	(644,273)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	37,479,500	(523,558)	634,903
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	22,487,600	(219,108)	57,568
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	22,487,600	(219,108)	(277,272)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	37,479,500	(523,558)	(643,898)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	37,479,500	(1,023,556)	110,565
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	4,579,000	(58,581)	69,097
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(406,593)	56,413
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	4,579,000	(58,581)	(57,833)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(406,593)	(125,190)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	37,479,500	(1,023,556)	(422,769)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	37,479,500	1,007,849	1,172,359
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	4,579,000	252,640	204,956
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	4,579,000	252,640	(99,960)
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	37,479,500	1,002,614	(631,155)
Goldman Sachs International

(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	7,631,600	(186,829)	155,914
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	7,631,600	(134,201)	95,700
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	7,631,600	(421,813)	42,813
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	7,631,600	(364,712)	30,374
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(396,589)	(10,029)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	7,631,600	(478,915)	(86,161)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(396,589)	(87,252)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	7,631,600	(421,813)	(90,434)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	7,631,600	(186,829)	(177,969)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	7,631,600	(252,614)	(208,648)
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	7,631,600	432,076	318,467
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	7,631,600	314,979	273,822
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	7,631,600	222,090	(106,156)
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	7,631,600	314,979	(190,256)
JPMorgan Chase Bank N.A.

(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	7,631,600	(326,294)	72,577
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	4,579,000	(42,001)	59,069
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(338,853)	55,177
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(304,190)	(9,463)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(547,331)	(26,940)
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	7,631,600	(63,154)	(32,358)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	4,579,000	(77,371)	(73,539)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(488,227)	(157,792)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(2,193,048)	(555,219)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(2,193,048)	(963,144)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	22,487,600	1,491,351	1,521,962
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	22,487,600	1,491,351	804,157
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	4,579,000	347,696	268,146
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	7,631,600	86,836	11,905
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	7,631,600	573,645	(25,261)
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	4,579,000	177,164	(81,140)
Morgan Stanley & Co. International PLC

(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	4,579,000	(78,950)	71,936
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(483,806)	41,944
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	4,579,000	(41,370)	(40,387)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(339,801)	(94,098)
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	4,579,000	175,585	141,216
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	4,579,000	346,117	(95,197)

Unrealized appreciation				10,366,715

Unrealized (depreciation)				(8,557,370)

Total				$1,809,345

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18 (proceeds receivable $439,803,750) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 7/1/48	$1,000,000	7/12/18	$967,813
Federal National Mortgage Association, 4.50%, 7/1/48	9,000,000	7/12/18	9,371,250
Federal National Mortgage Association, 3.50%, 7/1/48	175,000,000	7/12/18	174,152,335
Federal National Mortgage Association, 3.00%, 7/1/48	212,000,000	7/12/18	205,341,885
Government National Mortgage Association, 3.50%, 7/1/48	51,000,000	7/19/18	51,175,313

Total			$441,008,596

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$184,403,300	$323,259	(E)	$(231,199)	6/7/20	3 month USD-LIBOR-BBA — Semiannually	2.79375% — Quarterly	$92,060
		184,403,300	127,976	(E)	80,442	6/7/20	3 month USD-LIBOR-BBA — Quarterly	2.90375% — Semiannually	(47,534)
		426,464,500	2,592,051		(2,777,838)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(241,208)
		84,238,300	233,340		545,309	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	311,969
		712,239,500	159,542	(E)	259,451	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	99,910
		8,169,400	111,888	(E)	(60,835)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	51,053
		218,222,500	61,975	(E)	(181,631)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(119,656)
		67,149,800	52,645	(E)	(94,203)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(146,849)
		14,601,000	59,762		(194)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	(61,238)
		36,329,700	138,198	(E)	(514)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	(138,713)
		37,625,200	147,227	(E)	(533)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	(147,760)
		6,533,700	28,428	(E)	(93)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	(28,521)
		46,776,000	48,600		(378)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	(51,923)
		8,325,000	10,981		(110)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	(11,510)
		24,051,000	42,570		(319)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	42,251
		18,410,000	7,548	(E)	(244)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92594% — Quarterly	7,304
		31,343,400	21,314	(E)	(416)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	20,898

	Total				$(2,463,305)				$(369,467)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$307,465	$301,016	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(3,970)
151,509	148,331	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,956)

Barclays Bank PLC
1,518,369	1,521,541	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	4,975
512,680	500,749	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,879)
20,039	19,618	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(259)
183,073	179,233	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,364)
16,989	15,920	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(910)
2,039,750	2,047,549	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	9,810
21,758,511	21,841,698	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	104,648
248,613	240,004	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,869)
4,300,600	4,317,042	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	20,684
28,634	27,925	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(386)
8,117	7,823	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	205
8,117	7,823	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	205
183,264	179,420	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,366)
345,693	345,039	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(178)
19,495	18,790	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	492
19,537	19,070	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(290)
3,261	3,143	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	82
69,681	68,219	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(900)
21,248,313	21,208,123	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(10,924)
842,553	844,313	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	2,761
860,408	839,104	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	11,603
465,189	448,371	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(11,741)
3,880,254	3,866,727	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	6,752
487,526	475,454	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,575)
913,747	849,037	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	56,275
233,105	226,171	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,234)
4,442,528	4,447,719	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	11,353
48,651,345	49,360,962	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	776,930
62,170,791	61,993,353	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	59,066
12,081,115	12,257,327	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	192,926

Citibank, N.A.
7,900	7,615	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	199
667,855	677,596	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	10,665
72,621	73,680	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,160

Credit Suisse International
548,772	556,776	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	8,763
8,117	7,823	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	205
307,362	300,209	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,723)
162,679	162,371	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(84)
914,577	849,809	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	56,326
473,728	447,529	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(22,546)
212,832	205,565	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(5,744)
6,472	6,280	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(145)
23,668	22,964	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(531)
2,048,611	1,946,784	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(85,938)
249,563	237,158	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,469)
246,995	235,892	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(9,350)
1,670,174	1,577,809	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(79,487)
1,091,455	1,068,562	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	14,094

Deutsche Bank AG
11,958	11,694	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(162)
19,537	19,070	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	290
11,845	11,100	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(635)
185,681	185,874	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	412

Goldman Sachs International
765,416	746,463	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,322)
590,465	575,845	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,963)
1,685,306	1,626,949	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(39,786)
687,673	670,645	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(9,274)
2,802,394	2,843,269	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	44,752
1,272,232	1,242,626	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,551)
1,272,232	1,242,626	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,551)
4,290,104	4,277,860	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	4,076
1,611,673	1,607,073	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	1,531
388,051	374,022	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	9,794
5,897	5,684	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	149
117,456	114,865	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,589)
37,338	36,045	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(881)
675,437	652,049	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(15,946)
389,822	380,170	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,257)
764,658	762,476	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	726
526,800	513,756	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,104)
5,877,198	5,860,424	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	5,583
917,597	914,978	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	872
217,908	217,286	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	207
581,051	579,392	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	552
344,067	343,085	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	327
208,422	203,261	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,811)
798,489	778,717	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,768)
1,171,663	1,144,397	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,006)
936,347	914,557	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,390)
1,202,267	1,160,637	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(28,383)
483,726	472,469	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,434)
984,153	914,457	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	60,611
152,417	144,841	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,394)
170,699	165,621	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,833
1,181,878	1,162,473	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	11,318

JPMorgan Chase Bank N.A.
30,560	29,919	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(395)
145,865	142,806	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,883)
984,153	914,457	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	60,612

JPMorgan Securities LLC
1,076,025	1,016,518	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(51,210)
56,900	55,207	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,278
5,648,881	5,517,424	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	86,811
212,832	205,565	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,744

Upfront premium received		—		Unrealized appreciation		1,649,657

Upfront premium (paid)		—		Unrealized (depreciation)		(560,513)

	Total	$—			Total	$1,089,144

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$7,560,000	$155,298	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$155,298
	7,560,000	208,422	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(208,422)
	8,678,000	193,129	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	193,129
	8,678,000	269,417	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(269,417)

Total			$—				$(129,412)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)
	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$4,759	$4,087,000	$21,661	5/11/63	200 bp — Monthly	$(15,539)
	CMBX NA A.6 Index	A/P	3,175	4,087,000	21,661	5/11/63	200 bp — Monthly	(17,124)
	CMBX NA A.6 Index	A/P	(1,614)	4,159,000	22,043	5/11/63	200 bp — Monthly	(22,271)
	CMBX NA A.6 Index	A/P	72,835	7,464,000	39,559	5/11/63	200 bp — Monthly	35,764
	CMBX NA A.6 Index	A/P	12,087	7,789,000	41,282	5/11/63	200 bp — Monthly	(26,599)
	CMBX NA A.7 Index	A-/P	5	9,088,000	36,352	1/17/47	200 bp — Monthly	39,386
	CMBX NA A.7 Index	A-/P	(6,567)	4,513,000	18,052	1/17/47	200 bp — Monthly	12,989
	CMBX NA BBB-.6 Index	BBB-/P	350,631	3,547,000	367,824	5/11/63	300 bp — Monthly	(15,419)
	CMBX NA BBB-.6 Index	BBB-/P	378,348	3,664,000	379,957	5/11/63	300 bp — Monthly	223
	CMBX NA BBB-.6 Index	BBB-/P	449,628	4,179,000	433,362	5/11/63	300 bp — Monthly	18,355
	CMBX NA BBB-.6 Index	BBB-/P	768,209	7,166,000	743,114	5/11/63	300 bp — Monthly	28,678
	CMBX NA BBB-.6 Index	BBB-/P	760,896	7,166,000	743,114	5/11/63	300 bp — Monthly	21,365
	CMBX NA BBB-.6 Index	BBB-/P	826,051	7,362,000	763,439	5/11/63	300 bp — Monthly	66,292
	CMBX NA BBB-.6 Index	BBB-/P	816,481	8,318,000	862,577	5/11/63	300 bp — Monthly	(41,937)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	17,933	11,578,000	61,363	5/11/63	200 bp — Monthly	(39,571)
	CMBX NA BBB-.6 Index	BBB-/P	231,320	2,312,000	239,754	5/11/63	300 bp — Monthly	(7,279)
	CMBX NA BBB-.6 Index	BBB-/P	1,668,899	15,545,000	1,612,017	5/11/63	300 bp — Monthly	64,655
	CMBX NA BBB-.6 Index	BBB-/P	2,437,696	22,661,000	2,349,946	5/11/63	300 bp — Monthly	99,080

	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	935,424	8,774,000	909,864	5/11/63	300 bp — Monthly	29,947

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	32,739	3,652,000	19,356	5/11/63	200 bp — Monthly	14,600
	CMBX NA A.7 Index	A-/P	(6,606)	4,531,000	18,124	1/17/47	200 bp — Monthly	13,028
	CMBX NA BBB-.6 Index	BBB-/P	416,605	3,605,000	373,839	5/11/63	300 bp — Monthly	44,569
	CMBX NA BBB-.6 Index	BBB-/P	871,216	8,162,000	846,399	5/11/63	300 bp — Monthly	28,898

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	53,002	9,104,000	48,251	5/11/63	200 bp — Monthly	7,786
	CMBX NA BBB-.6 Index	BBB-/P	110,921	1,122,000	116,351	5/11/63	300 bp — Monthly	(4,869)
	CMBX NA BBB-.6 Index	BBB-/P	224,834	2,093,000	217,044	5/11/63	300 bp — Monthly	8,837
	CMBX NA BBB-.6 Index	BBB-/P	289,801	2,877,000	298,345	5/11/63	300 bp — Monthly	(7,105)
	CMBX NA BBB-.6 Index	BBB-/P	429,481	3,695,000	383,172	5/11/63	300 bp — Monthly	48,157
	CMBX NA BBB-.6 Index	BBB-/P	600,139	5,869,000	608,615	5/11/63	300 bp — Monthly	(5,542)

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	755,622	7,213,000	747,988	5/11/63	300 bp — Monthly	11,240

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	22,920	2,801,000	14,845	5/11/63	200 bp — Monthly	9,008
	CMBX NA A.6 Index	A/P	33,647	3,314,000	17,564	5/11/63	200 bp — Monthly	17,188
	CMBX NA A.6 Index	A/P	50,952	4,523,000	23,972	5/11/63	200 bp — Monthly	28,488
	CMBX NA A.6 Index	A/P	62,164	5,675,000	30,078	5/11/63	200 bp — Monthly	33,978
	CMBX NA A.6 Index	A/P	5	7,941,000	42,087	5/11/63	200 bp — Monthly	(39,435)
	CMBX NA A.6 Index	A/P	42,911	15,787,000	83,671	5/11/63	200 bp — Monthly	(35,497)
	CMBX NA A.6 Index	A/P	50,416	18,675,000	98,978	5/11/63	200 bp — Monthly	(42,336)
	CMBX NA A.7 Index	A-/P	(8,392)	8,672,000	34,688	1/17/47	200 bp — Monthly	29,187
	CMBX NA A.7 Index	A-/P	26,715	5,500,000	22,000	1/17/47	200 bp — Monthly	50,549
	CMBX NA A.7 Index	A-/P	(2,199)	4,531,000	18,124	1/17/47	200 bp — Monthly	17,435
	CMBX NA BBB-.6 Index	BBB-/P	173,889	1,620,000	167,994	5/11/63	300 bp — Monthly	6,705
	CMBX NA BBB-.6 Index	BBB-/P	394,590	3,660,000	379,542	5/11/63	300 bp — Monthly	16,878
	CMBX NA BBB-.6 Index	BBB-/P	412,380	3,859,000	400,178	5/11/63	300 bp — Monthly	14,131
	CMBX NA BBB-.6 Index	BBB-/P	716,649	6,771,000	702,153	5/11/63	300 bp — Monthly	17,882
	CMBX NA BBB-.6 Index	BBB-/P	837,740	7,301,000	757,114	5/11/63	300 bp — Monthly	84,276
	CMBX NA BBB-.6 Index	BBB-/P	855,706	8,129,000	842,977	5/11/63	300 bp — Monthly	16,793
	CMBX NA BBB-.6 Index	BBB-/P	868,433	8,162,000	846,399	5/11/63	300 bp — Monthly	26,114
	CMBX NA BBB-.6 Index	BBB-/P	1,127,850	10,606,000	1,099,842	5/11/63	300 bp — Monthly	33,311
	CMBX NA BBB-.6 Index	BBB-/P	3,918,344	32,336,000	3,353,243	5/11/63	300 bp — Monthly	581,269
	CMBX NA BBB-.6 Index	BBB-/P	5,419,594	44,725,000	4,637,983	5/11/63	300 bp — Monthly	803,974
	CMBX NA BBB-.7 Index	BBB-/P	208,592	2,801,000	198,311	1/17/47	300 bp — Monthly	11,682
	CMBX NA BBB-.7 Index	BBB-/P	1,366,274	20,076,000	1,421,381	1/17/47	300 bp — Monthly	(45,068)

	Upfront premium received		30,108,508			Unrealized appreciation		2,392,697

	Upfront premium (paid)		(25,378)			Unrealized (depreciation)		(365,591)

	Total		$30,083,130				Total	$2,027,106

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Effective 4/19/18, Putnam U.S. Government Income Trust was renamed Putnam Mortgage Securities Fund.
(a)	Percentages indicated are based on net assets of $1,057,507,761.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 06/30/18

Short-term investments
	Putnam Government Money Market Fund*	$768,050	$10,000	$768,050	$1,531	$10,000

	Total Short-term investments	$768,050	$10,000	$768,050	$1,531	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $31,000,167.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $31,048,367.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $849,729,590 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $15,776,404, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $30,295,706 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $31,000,167 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	—	9,038,000	—
Mortgage-backed securities	—	650,786,970	—
Purchased options outstanding	—	1,065,382	—
Purchased swap options outstanding	—	22,087,696	—
U.S. government and agency mortgage obligations	—	1,642,054,729	—
Short-term investments	3,382,000	77,617,285	—

Totals by level	$3,382,000	$2,402,650,062	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(465,151)	$—
Written swap options outstanding	—	(24,651,967)	—
Forward premium swap option contracts	—	1,809,345	—
TBA sale commitments	—	(441,008,596)	—
Interest rate swap contracts	—	2,093,838	—
Total return swap contracts	—	959,732	—
Credit default contracts	—	(28,056,024)	—

Totals by level	$—	$(489,318,823)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$159,618	$28,215,642
Interest rate contracts	38,623,061	35,724,186

Total	$38,782,679	$63,939,828

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$465,000,000
Purchased swap option contracts (contract amount)		$5,762,200,000
Written TBA commitment option contracts (contract amount)		$644,900,000
Written swap option contracts (contract amount)		$5,048,500,000
Centrally cleared interest rate swap contracts (notional)		$1,353,000,000
OTC total return swap contracts (notional)		$197,200,000
Centrally cleared total return swap contracts (notional)		$25,100,000
OTC credit default contracts (notional)		$126,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018